9. Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrant related activity
						Weighted
						AverageRemaining
			Outstanding at		Outstanding at	Contractual
	Exercise	Expiration	December 31,		December 31,	Life (Years) at
Class	Price	Date	2010 and 2011	Expired	2012	December 31, 2012

A	$25.00	May 26, 2012	104,407	(104,407)	–
B	50.00	May 26, 2013	115,500	–	115,500	0.4
C	100.00	May 26, 2014	115,500	–	115,500	1.4
			335,407	(104,407)	231,000	0.9